Investment (Details Narrative) - USD ($)			12 Months Ended
	May 31, 2022	May 28, 2022	Dec. 31, 2022	Dec. 31, 2021
Payments to acquire investments			$ 125,000
Issuance of common stock for investment			100,000
Highwire Energy Partners, Inc. [Member]
Issuance of common stock for investment, shares	169,205
Highwire Energy Partners, Inc. [Member] | Binding Memorandum [Member]
Investment agreement description		Under the terms of the agreement and subject to certain conditions, the Company has the following obligations to Highwire (i) $125,000 upon execution, (ii) $100,000 in common stock, (iii) $125,000 within 72 hours after Bitcoin mining operations commence, (iv) $110,000 to release Highwire from its bonding obligations, (v) an amount not to exceed $450,000 for the construction of a road on the South Dakota location, (vi) $20,000 for the installation of a mobile data center on the North Dakota property, (vii) the operating costs of each property, (viii) 15% of Bitcoin mining gross profit on the properties, and up to $400,000 if the Company elects to proceed with operations in Wyoming
Payments to acquire investments		$ 125,000	125,000
Issuance of common stock for investment		100,000	$ 100,000
Issuance of common stock for investment, shares			169,205
Highwire Energy Partners, Inc. [Member] | Binding Memorandum [Member] | SUDAN
Payments to acquire investments		450,000
Highwire Energy Partners, Inc. [Member] | Binding Memorandum [Member] | ND [Member]
Payments to acquire investments		20,000
Highwire Energy Partners, Inc. [Member] | Binding Memorandum [Member] | Bitcoin Mining Operations [Member]
Payments to acquire investments		125,000
Highwire Energy Partners, Inc. [Member] | Binding Memorandum [Member] | Bonding Obligations [Member]
Payments to acquire investments		$ 110,000	$ 110,000